U.S. Bancorp (Parent Company)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
U.S. Bancorp (Parent Company)
NOTE 23	U.S. Bancorp (Parent Company)

Condensed Balance Sheet

At December 31 (Dollars in Millions)	2013	2012
Assets
Due from banks, principally interest-bearing	$8,371	$3,630
Available-for-sale securities	463	425
Investments in bank subsidiaries	37,558	38,007
Investments in nonbank subsidiaries	1,546	1,445
Advances to bank subsidiaries	2,250	6,173
Advances to nonbank subsidiaries	1,534	1,404
Other assets	1,628	1,550
Total assets	$53,350	$52,634
Liabilities and Shareholders’ Equity
Short-term funds borrowed	$138	$134
Long-term debt	11,416	12,772
Other liabilities	683	730
Shareholders’ equity	41,113	38,998
Total liabilities and shareholders’ equity	$53,350	$52,634

Condensed Statement of Income

Year Ended December 31 (Dollars in Millions)	2013	2012	2011
Income
Dividends from bank subsidiaries	$6,100	$250	$1,500
Dividends from nonbank subsidiaries	9	4	7
Interest from subsidiaries	118	96	101
Other income	66	149	134
Total income	6,293	499	1,742
Expense
Interest expense	325	393	425
Other expense	81	122	79
Total expense	406	515	504
Income (loss) before income taxes and equity in undistributed income of subsidiaries	5,887	(16)	1,238
Applicable income taxes	(88)	(85)	(83)
Income of parent company	5,975	69	1,321
Equity in undistributed income (losses) of subsidiaries	(139)	5,578	3,551
Net income attributable to U.S. Bancorp	$5,836	$5,647	$4,872

Condensed Statement of Cash Flows

Year Ended December 31 (Dollars in Millions)	2013	2012	2011
Operating Activities
Net income attributable to U.S. Bancorp	$5,836	$5,647	$4,872
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (income) losses of subsidiaries	139	(5,578)	(3,551)
Other, net	(40)	(35)	12
Net cash provided by operating activities	5,935	34	1,333
Investing Activities
Proceeds from sales and maturities of investment securities	75	979	297
Purchases of investment securities	(118)	(35)	(36)
Equity distributions from subsidiaries	12	845	77
Net (increase) decrease in short-term advances to subsidiaries	4,543	207	(4,613)
Long-term advances to subsidiaries	(750)	(500)	–
Other, net	(9)	(22)	(3)
Net cash provided by (used in) investing activities	3,753	1,474	(4,278)
Financing Activities
Net increase (decrease) in short-term borrowings	4	105	(31)
Proceeds from issuance of long-term debt	1,500	3,550	2,426
Principal payments or redemption of long-term debt	(2,850)	(5,412)	(851)
Proceeds from issuance of preferred stock	487	2,163	676
Proceeds from issuance of common stock	524	395	180
Redemption of preferred stock	(500)	–	–
Repurchase of common stock	(2,282)	(1,856)	(514)
Cash dividends paid on preferred stock	(254)	(204)	(118)
Cash dividends paid on common stock	(1,576)	(1,347)	(817)
Net cash provided by (used in) financing activities	(4,947)	(2,606)	951
Change in cash and due from banks	4,741	(1,098)	(1,994)
Cash and due from banks at beginning of year	3,630	4,728	6,722
Cash and due from banks at end of year	$8,371	$3,630	$4,728

Transfer of funds (dividends, loans or advances) from bank subsidiaries to the Company is restricted. Federal law requires loans to the Company or its affiliates to be secured and generally limits loans to the Company or an individual affiliate to 10 percent of each bank’s unimpaired capital and surplus. In the aggregate, loans to the Company and all affiliates cannot exceed 20 percent of each bank’s unimpaired capital and surplus.

Dividend payments to the Company by its subsidiary bank are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. In general, dividends by the Company’s bank subsidiary to the parent company are limited by rules which compare dividends to net income for regulatorily-defined periods. Furthermore, dividends are restricted by regulatory minimum capital constraints for all national banks.